Income Taxes - Components of Net Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 13,552	$ 9,805
Tax credit carryforwards	442	261
Stock-based compensation	1,744	1,392
Licensing deduction deferral	5,979	6,367
Other timing differences	178	110
Gross deferred tax assets	21,895	17,935
Valuation allowance	(21,895)	(17,935)
Net deferred tax asset	$ 0	$ 0